Income tax incurred and deferred: Additional information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2014
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Share of profit (loss) of associates accounted for using equity method				$ 6,119,361		$ 5,984,043	$ 6,358,687
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense				93,975		41,977	$ 36,613
Liquid equity				$ 24,719		$ 23,462
Applicable tax rate				30.00%	30.00%	30.00%	30.00%	30.00%
Asset Tax, percentage Refundable					10.00%	10.00%
Investments rate of return				20.00%
Tax expense (income)				$ 1,978,102		$ 1,795,961	$ 1,635,447
Asset tax						932	932
Income taxes recovery				21,121		89,365
Current tax assets, current				$ 230,030		345,730
Number of previous years fo AT paid				10 years
Aerostar
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Share of profit (loss) of associates accounted for using equity method				$ 343,534		343,534
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense				42,770		42,770
Airplan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Share of profit (loss) of associates accounted for using equity method				$ 325,349		$ 94,843
Percentage of presumptive income on liquid equity				3.50%	4.00%	4.00%
Applicable tax rate				33.00%	33.00%	33.00%
Current tax expense (income)				$ 107,365		$ 31,298	$ 16,618
Colombia (Airplan)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	30.00%	31.00%	32.00%	33.00%	33.00%	33.00%	34.00%
Current tax expense (income)				$ 110,910		$ (20,098)	$ 19,551
Applicable tax rate, surcharge				6.00%	6.00%	6.00%
Profit (loss) from continuing operations					$ 800,000
Tax expense (income)				$ 18,116		$ (17,117)	10,214
Asset tax				$ (92,794)		2,981	(9,337)
Puerto Rico (Aerostar)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate				10.00%
Current tax expense (income)				$ 433
Tax expense (income)				38,579		33,879	28,678
Asset tax				$ 38,146		$ 33,879	$ 28,678